SUBSEQUENT EVENTS (Details) € in Millions, $ in Millions, $ in Millions	1 Months Ended			3 Months Ended		6 Months Ended
	Aug. 01, 2025 USD ($) interest MW	Aug. 01, 2025 EUR (€) interest	Aug. 01, 2025 AUD ($) interest	Jun. 30, 2025 USD ($) MW	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) MW	Jun. 30, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Distributed generation power capacity (in MW) | MW				200		200
Consideration | $				$ 29	$ 74	$ 56	$ 72
Wind, solar and battery power capacity (in MW) | MW				650		650
Assets and liabilities classified as held for sale
Disclosure of non-adjusting events after reporting period [line items]
Number of interests agreed to be sold | interest	2	2	2
Isagen S.A. E.S.P.
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage	15.00%
450 MW United States Hydroelectric Assets
Disclosure of non-adjusting events after reporting period [line items]
Portion of ownership interest sold	50.00%	50.00%	50.00%
Major business combination | Isagen S.A. E.S.P.
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage	15.00%
Consideration transferred, acquisition-date fair value | $	$ 1,000
Major business combination | 188 MW South America Distributed Generation Assets
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage	40.00%
Distributed generation power capacity (in MW) | MW	188
Consideration | $	$ 3
Other disposals of assets | 450 MW United States Hydroelectric Assets
Disclosure of non-adjusting events after reporting period [line items]
Hydro power capacity (in MW) | MW	450
Proceeds from sale | $	$ 250
Other disposals of assets | Multi-National Distributed Generation Development Business
Disclosure of non-adjusting events after reporting period [line items]
Interests held by third parties	50.00%	50.00%	50.00%
Initial investment	$ 13	€ 11
Other disposals of assets | 317 MW Operating Wind Assets In Australia
Disclosure of non-adjusting events after reporting period [line items]
Hydro power capacity (in MW) | MW	317
Initial investment	$ 16		$ 24
Major purchases of assets | Portfolio Distributed Generation Assets In Spain
Disclosure of non-adjusting events after reporting period [line items]
Interests held by third parties	100.00%	100.00%	100.00%
Initial investment	$ 27	€ 23
Major purchases of assets | 650 MW Wind, Solar And Battery Projects In Australia
Disclosure of non-adjusting events after reporting period [line items]
Wind, solar and battery power capacity (in MW) | MW	650
Brookfield Renewable and Institutional Partners | Major business combination | 188 MW South America Distributed Generation Assets
Disclosure of non-adjusting events after reporting period [line items]
Consideration | $	$ 28
Brookfield Renewable and Institutional Partners | Other disposals of assets | 450 MW United States Hydroelectric Assets
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale | $	522
Brookfield Renewable and Institutional Partners | Other disposals of assets | Multi-National Distributed Generation Development Business
Disclosure of non-adjusting events after reporting period [line items]
Initial investment	67	57
Brookfield Renewable and Institutional Partners | Other disposals of assets | 317 MW Operating Wind Assets In Australia
Disclosure of non-adjusting events after reporting period [line items]
Initial investment	168		$ 258
Brookfield Renewable and Institutional Partners | Major purchases of assets | Portfolio Distributed Generation Assets In Spain
Disclosure of non-adjusting events after reporting period [line items]
Initial investment	$ 136	€ 116